THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
MARCH 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 91.4%

	Face Amount	Value
China — 52.7%
Alibaba Group Holding
Callable 09/06/2027 @ $100 3.400%, 12/06/2027	$200,000	$214,443
Callable 08/09/2050 @ $100 3.150%, 02/09/2051	200,000	185,451
Central China Real Estate
Callable 05/05/2021 @ $104 7.250%, 04/24/2023	200,000	191,093
China Evergrande Group
Callable 05/05/2021 @ $105 9.500%, 03/29/2024	200,000	170,100
Callable 05/05/2021 @ $104 7.500%, 06/28/2023	200,000	172,100
China Huaneng Group Hong Kong Treasury Management Holding
Callable 12/09/2025 @ $100 3.080%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.651% ‡	400,000	406,428
Chongqing Nan’an Urban Construction & Development Group
4.500%, 08/17/2026	400,000	383,937
Chouzhou International Investment
4.000%, 02/18/2025	200,000	201,085
CNPC HK Overseas Capital
5.950%, 04/28/2041	200,000	263,670
Coastal Emerald
Callable 08/01/2024 @ $100 4.300%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.445% ‡	200,000	203,983
Country Garden Holdings
Callable 10/12/2030 @ $100 3.300%, 01/12/2031	250,000	236,590
Fantasia Holdings Group
Callable 06/01/2022 @ $106 11.875%, 06/01/2023	200,000	197,548
GLP China Holdings MTN
2.950%, 03/29/2026	200,000	199,218
Huasing International Holdings
5.000%, 03/20/2023	200,000	203,593

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
MARCH 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
JD.com
3.875%, 04/29/2026	$200,000	$217,096
JIC Zhixin
1.500%, 08/27/2025	200,000	196,846
Kaisa Group Holdings
Callable 06/30/2021 @ $105
9.375%, 06/30/2024	400,000	383,574
Nuoxi Capital
7.500%, 01/28/2022 (A)	200,000	51,320
Redsun Properties Group
Callable 01/13/2023 @ $103
7.300%, 01/13/2025	300,000	289,473
Ronshine China Holdings
Callable 01/25/2023 @ $103
7.100%, 01/25/2025	200,000	183,333
Shimao Group Holdings
Callable 01/11/2026 @ $102
3.450%, 01/11/2031	250,000	239,373
Shuifa International Holdings BVI
4.300%, 05/08/2023	200,000	200,092
Sinic Holdings Group
8.500%, 01/24/2022	200,000	194,500
Sinopec Group Overseas Development 2018
4.600%, 09/12/2048	200,000	235,199
Tingyi Cayman Islands Holding
1.625%, 09/24/2025	200,000	196,252
Yango Justice International
Callable 02/17/2023 @ $103
7.500%, 02/17/2025	200,000	187,982
Yili Holding Investment
Callable 10/19/2025 @ $100
1.625%, 11/19/2025	200,000	196,940
Yongda Investment
2.250%, 06/16/2025	200,000	201,082
Yunnan Energy Investment Overseas Finance
4.250%, 11/14/2022	200,000	170,097
Zhejiang Seaport International
1.980%, 03/17/2026	200,000	198,752

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
MARCH 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Zhenro Properties Group
Callable 01/25/2022 @ $100
10.250%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+13.414% ‡	$200,000	$204,499

		6,775,649

Hong Kong — 8.2%
AIA Group MTN
Callable 04/07/2026 @ $100
2.700%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.758% ‡	200,000	200,000
Airport Authority
Callable 08/04/2050 @ $100
2.625%, 02/04/2051	500,000	463,175
JMH
Callable 01/09/2036 @ $100
2.875%, 04/09/2036	400,000	392,698

		1,055,873

India — 8.5%
Adani International Container Terminal Pvt
Callable 08/18/2030 @ $100
3.000%, 02/16/2031	300,000	286,849
Adani Ports & Special Economic Zone
4.375%, 07/03/2029	200,000	208,886
ReNew Wind Energy AP2
Callable 10/14/2023 @ $103
4.500%, 07/14/2028	200,000	199,964
Vedanta Resources Finance II
Callable 12/21/2022 @ $106
13.875%, 01/21/2024	200,000	215,500
Vedanta Resources Finance II
8.000%, 04/23/2023	200,000	182,198

		1,093,397

Indonesia — 13.1%
Bank Negara Indonesia Persero MTN
3.750%, 03/30/2026	200,000	201,800
Indonesia Asahan Aluminium Persero
Callable 11/15/2049 @ $100
5.800%, 05/15/2050	200,000	228,000

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
MARCH 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Callable 02/15/2030 @ $100
5.450%, 05/15/2030	$200,000	$227,000
Minejesa Capital BV
5.625%, 08/10/2037	200,000	209,250
4.625%, 08/10/2030	200,000	208,250
Perusahaan Perseroan Persero Perusahaan Listrik Negara
3.875%, 07/17/2029	400,000	419,288
Theta Capital Pte
Callable 10/31/2021 @ $103
6.750%, 10/31/2026	200,000	192,468

		1,686,056

Macau — 3.2%
MGM China Holdings
Callable 02/01/2024 @ $102
4.750%, 02/01/2027	200,000	203,060
Sands China
Callable 03/18/2030 @ $100
4.375%, 06/18/2030	200,000	212,030

		415,090

Malaysia — 3.1%
Petronas Energy Canada MTN
Callable 01/23/2028 @ $100
2.112%, 03/23/2028	400,000	394,546

Singapore — 1.6%
LMIRT Capital Pte
Callable 02/09/2024 @ $104
7.500%, 02/09/2026	200,000	203,153

Sri Lanka — 1.0%
Sri Lanka Government International Bond
6.850%, 03/14/2024	200,000	127,120

TOTAL CORPORATE OBLIGATIONS
(Cost $12,039,095)		11,750,884

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
MARCH 31, 2021 (Unaudited)

CONVERTIBLE BONDS — 4.9%

	Face Amount		Value

China — 2.8%
Zhongsheng Group Holdings CV to 24.885
0.000%, 05/21/2025 (B)	HKD	2,000,000	$353,828

Hong Kong — 2.2%
Cathay Pacific Finance III CV to 796.492
2.750%, 02/05/2026	HKD	2,000,000	284,277

TOTAL CONVERTIBLE BONDS
(Cost $651,323)			638,105

TOTAL INVESTMENTS— 96.3%
(Cost $12,690,418)			$12,388,989

Percentages are based on Net Assets of $12,859,891.

‡	Perpetual security with no stated maturity date.
(A)	Security in default on interest payments.
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

CV — Convertible Security

HKD — Hong Kong Dollar

MTN — Medium Term Note

VAR — Variable Rate

As of March 31, 2021, all of the Fund’s investments were considered level 2, in accordance with authoritative guidance under U.S. generally accepted accounting principles.

For the period ended March 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

HGI-QH-001-1700